Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Gold credit sales	$ 796,051	$ 644,131
Silver credit sales	381,487	257,041
Concentrate sales	76,343	81,553
Total silver sales	457,830	338,594
Palladium credit sales	16,999	18,496
Revenue From Cobalt Sales	13,759	14,824
Total sales revenue	$ 1,284,639	$ 1,016,045
Gold
Gold credit sales	62.00%	63.00%
Silver
Silver credit sales	30.00%	25.00%
Concentrate sales	6.00%	9.00%
Total silver sales	36.00%	34.00%
Palladium
Palladium credit sales	1.00%	2.00%
Cobalt sales	1.00%	1.00%
Total sales revenue	100.00%	100.00%